UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08501

The Boyle Fund

(Exact name of registrant as specified in charter)

37 Cordele Road, Newark DE 19711

(Address of principal executive offices)(Zip code)

Michael J. Boyle

Boyle Management and Research, Inc.

37 Cordele Road, Newark DE 19711

 (Name and address of agent for service)

Registrant's telephone number, including area code: (415) 693-0800

Date of fiscal year end: June 30

Date of reporting period: September 30, 2004

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	The Boyle Marathon Fund
	Portfolio of Investments
	September 30, 2004 (Unaudited)

Shares	Description	Value
Financial Services- 9.02%
400	American Express Co.	20,584
4,000	Ameritrade, Inc *	48,040
5,000	Etrade, Inc. *	57,100
1,000	Tradestation Group, Inc. *	6,130
		131,854
Health Care- 17.61%
300	Amgen, Inc. *	17,043
1,000	Andrx Group *	22,360
500	Arthocare, Inc. *	14,645
1,000	Celgene, Inc. *	58,230
500	Dentsply International, Inc.	25,970
1,000	LCA Vision, Inc.	25,790
500	Merck & Co., Inc.	16,500
1,000	Pharmacyclics, Inc. *	10,310
1,000	Regeneration Technology, Inc. *	8,020
200	St. Jude Medical, Inc. *	15,054
		213,922
Other- 14.00%
400	3M Company	31,988
100	Ebay *	9,194
1,000	Freeport Mcmoran Cop & Gold Cl B	40,500
500	ITT Education Services, Inc. *	18,025
2,000	Patterson-UTI Energy, Inc.	38,140
600	Procter & Gamble Co.	32,472
800	Teekay Shipping	34,472
		204,791
Retail- 22.57%
600	Ann Taylor Stores Corp. *	14,040
2,000	Chico's Fas Corp. *	68,400
2,000	Dick's Sporting Goods, Inc. *	71,240
400	Jarden, Inc. *	14,596
2,000	K-Swiss, Inc. Class. A	38,500
1,200	Pacific Sunwear Of California *	25,260
1,000	Peet's Coffee And Tea *	23,390
500	Schnitzer Steel	16,175
1,000	Sonic Automotive A, Inc.	20,050
2,600	Urban Outfitters, Inc. *	89,440
500	Winnebago Industries	17,320
		398,411
Technology- 34.80%
5,000	Applied Micro Circuits Corp. *	15,650
1,500	Broadcom, Inc. *	40,935
1,300	Caci International, Inc. *	68,614
1,000	Calpine, Inc. *	2,900
2,000	EMC Corp. *	23,080
500	F5 Networks *	15,230
600	Infosys Technologies Limited	33,960
700	Intel Corp.	14,042
1,500	Juniper Networks, Inc. *	35,400
3,000	LSI Logic Group *	12,930
1,000	Lucent Technologies *	3,170
400	Microsoft Corp.	11,060
1,400	National Semiconductor Corp.	21,686
500	Netease.Com, Inc. *	18,970
1,000	Network Appliance, Inc. *	23,050
3,000	Omnivision Corp. *	42,450
1,000	PEC Solutions, Inc. *	11,720
500	Sina Corp. *	12,745
2,000	Symantec Corp. *	109,760
		517,352

TOTAL COMMON STOCKS (Cost $1,390,536)- 100.27%		1,466,330

CASH & EQUIVALENTS- 0.19%
2,851	First American Treasury Obligation Fund Class Y 1.29% **	2,851

TOTAL INVESTMENTS- 100.46%		1,469,181

LIABILITIES IN EXCESS OF OTHER ASSETS- -0.46%		(6,747)

NET ASSETS- 100.00%		1,462,434

* Non-income producing securities.
** Variable Rate Security at September 30, 2004

NOTES TO FINANCIAL STATEMENTS
THE BOYLE MARATHON FUND

1. SECURITY TRANSACTIONS

At September 30, 2004, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $1,390,536 amounted to $75,794, which consisted of aggregate gross unrealized appreciation of
$237,488 and aggregate gross unrealized depreciation of $161,694.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Boyle Fund

By /s/Michael J. Boyle

      Michael J. Boyle

      Chairman

Date November 23, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Michael J. Boyle

      Michael J. Boyle

      Chairman

Date September 10, 2004

By /s/Joanne E. Boyle

      Joanne E. Boyle

      Chief Financial Officer

Date November 23, 2004